MOTLEY FOOL 100 INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.7%
Aerospace & Defense — 0.2%
TransDigm Group, Inc. (United States)	1,501	$1,445,268

Air Freight & Logistics — 0.3%
FedEx Corp. (United States)	6,852	1,773,503

Automobiles — 3.4%
Tesla, Inc. (United States) (a)	86,478	20,761,638

Banks — 2.2%
JPMorgan Chase & Co. (United States)	79,762	12,449,253
Truist Financial Corp. (United States)	36,110	1,160,575
		13,609,828
Beverages — 0.3%
Monster Beverage Corp. (United States) (a)	28,539	1,573,926

Biotechnology — 1.9%
Amgen, Inc. (United States)	14,570	3,928,655
Biogen, Inc. (United States) (a)	3,903	913,614
Gilead Sciences, Inc. (United States)	33,949	2,600,494
Moderna, Inc. (United States) (a)	10,288	799,378
Seagen, Inc. (United States) (a)	5,092	1,085,665
Vertex Pharmaceuticals, Inc. (United States) (a)	7,030	2,494,314
		11,822,120
Broadline Retail — 7.0%
Amazon.com, Inc. (United States) (a)	280,945	41,043,255
Coupang, Inc. (United States) (a)	48,117	735,228
eBay, Inc. (United States) (b)	14,424	591,528
		42,370,011
Capital Markets — 1.6%
Charles Schwab Corp. (United States)	49,619	3,042,637
CME Group, Inc. (United States)	9,800	2,139,928
Intercontinental Exchange, Inc. (United States)	15,266	1,737,881
Moody's Corp. (United States)	4,995	1,822,975
Nasdaq, Inc. (United States)	13,303	742,840
		9,486,261
Chemicals — 0.6%
Ecolab, Inc. (United States)	7,763	1,488,400
Sherwin-Williams Co. (United States)	7,000	1,951,600
		3,440,000
Commercial Services & Supplies — 0.8%
Cintas Corp. (United States)	2,786	1,541,354
Copart, Inc. (United States) (a)	26,016	1,306,524
Waste Management, Inc. (United States) (b)	10,973	1,876,273
		4,724,151
Communications Equipment — 0.3%
Arista Networks, Inc. (United States) (a)	8,376	1,840,291

Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp. (United States)	12,073	7,156,150

Electric Utilities — 0.5%
NextEra Energy, Inc. (United States)	55,135	3,225,949

Entertainment — 2.1%
Electronic Arts, Inc. (United States)	7,359	1,015,616
Netflix, Inc. (United States) (a)	12,132	5,750,204
ROBLOX Corp., Class A (United States) (a)	16,505	648,811
Walt Disney Co. (United States) (a)	49,853	4,620,875
Warner Bros Discovery, Inc. (United States) (a)(b)	65,893	688,582
		12,724,088
Financial Services — 8.1%
Berkshire Hathaway, Inc., Class B (United States) (a)	59,454	21,403,440
Mastercard, Inc., Class A (United States)	25,707	10,638,328
PayPal Holdings, Inc. (United States) (a)	29,805	1,717,066
Square, Inc., Class A (United States) (a)(b)	16,452	1,043,550
Visa, Inc., Class A (United States)	55,455	14,234,190
		49,036,574
Ground Transportation — 1.3%
Old Dominion Freight Line, Inc. (United States)	2,949	1,147,338
Uber Technologies, Inc. (United States) (a)	55,447	3,126,102
Union Pacific Corp. (United States)	16,603	3,740,158
		8,013,598
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc. (United States) (a)	2,082	445,131
Becton Dickinson and Co. (United States)	7,904	1,866,767
DexCom, Inc. (United States) (a)	10,449	1,207,068
IDEXX Laboratories, Inc. (United States) (a)	2,252	1,049,027
Intuitive Surgical, Inc. (United States) (a)	9,573	2,975,671
ResMed, Inc. (United States)	3,975	626,977
		8,170,641
Health Care Providers & Services — 3.3%
CVS Health Corp. (United States)	35,293	2,398,159
HCA Healthcare, Inc. (United States)	7,387	1,850,296
McKesson Corp. (United States)	3,673	1,728,367
UnitedHealth Group, Inc. (United States)	25,235	13,954,198
		19,931,020
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A (United States) (a)	4,374	762,432

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A (United States) (a)	17,296	2,185,177
Booking Holdings, Inc. (United States) (a)	969	3,028,803
Chipotle Mexican Grill, Inc. (United States) (a)	750	1,651,688
Marriott International, Inc./MD (United States)	8,092	1,640,248
Starbucks Corp. (United States)	31,207	3,098,855
		11,604,771
Industrial Conglomerates — 0.2%
3M Co. (United States)	15,037	1,489,716

Insurance — 0.2%
Aflac, Inc. (United States)	16,122	1,333,451

Interactive Media & Services — 11.4%
Alphabet, Inc., Class C (United States) (a)	342,954	45,928,400
Meta Platforms, Inc., Class A (United States) (a)	70,108	22,935,832
		68,864,232
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A (United States)	13,638	959,842
Gartner, Inc. (United States) (a)	2,115	919,687
Snowflake, Inc., Class A (United States) (a)	8,923	1,674,669
		3,554,198
Life Sciences Tools & Services — 0.1%
Illumina, Inc. (United States) (a)	4,237	431,962

Machinery — 0.1%
Cummins, Inc. (United States) (b)	3,856	864,361

Media — 0.2%
Trade Desk, Inc., Class A (United States) (a)(b)	13,354	940,923

Oil, Gas & Consumable Fuels — 0.2%
Kinder Morgan, Inc. (United States)	61,734	1,084,666

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co. (United States)	57,498	2,839,251
Johnson & Johnson (United States)	65,807	10,177,711
		13,016,962
Real Estate Management & Development — 0.2%
CoStar Group, Inc. (United States) (a)	11,014	914,603

Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc. (United States) (a)	44,021	5,333,584
Broadcom, Inc. (United States)	12,776	11,827,040
Lam Research Corp. (United States)	3,609	2,583,755
NVIDIA Corp. (United States)	67,297	31,474,807
		51,219,186
Software — 20.1%
Adobe Systems, Inc. (United States) (a)	12,419	7,588,133
Autodesk, Inc. (United States) (a)	5,823	1,271,918
Crowdstrike Holdings, Inc., Class A (United States) (a)	6,466	1,532,377
Datadog, Inc., Class A (United States) (a)	8,852	1,031,878
Fortinet, Inc. (United States) (a)	21,398	1,124,679
Intuit, Inc. (United States)	7,647	4,369,955
Microsoft Corp. (United States)	202,671	76,794,068
Oracle Corp. (United States)	74,924	8,706,918
Palo Alto Networks, Inc. (United States) (a)	8,404	2,479,936
Roper Technologies, Inc. (United States)	2,911	1,566,846
Salesforce.com, Inc. (United States) (a)	26,511	6,678,121
ServiceNow, Inc. (United States) (a)	5,562	3,814,086
Synopsys, Inc. (United States) (a)	4,142	2,250,059
Workday, Inc., Class A (United States) (a)	7,093	1,920,217
Zoom Video Communications, Inc., Class A (United States) (a)	8,033	544,878
		121,674,069
Specialized REITs — 1.2%
American Tower Corp. (United States)	12,826	2,677,812
Crown Castle International Corp. (United States)	11,812	1,385,311
Digital Realty Trust, Inc. (United States)	8,199	1,137,857
Equinix, Inc. (United States)	2,547	2,075,831
		7,276,811
Specialty Retail — 1.4%
Home Depot, Inc. (United States)	27,246	8,541,348

Technology Hardware, Storage & Peripherals — 13.3%
Apple, Inc. (United States)	426,174	80,951,751

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B (United States)	41,686	4,596,715

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. (United States)	32,050	4,821,922
TOTAL COMMON STOCKS (COST $415,160,000)		605,049,096

RIGHT — 0.0%
Altaba, Inc. - Escrow Shares (United States) (a),(c)	8,565	21,241
TOTAL RIGHT (COST $2,161)		21,241

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 1.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (d)	5,905,274	5,905,274
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (COST $5,905,274)		5,905,274

SHORT-TERM INVESTMENT — 0.2%
Money Market Deposit Account — 0.2%
U.S. Bank Money Market Deposit Account, 5.20% (d)	1,161,215	1,161,215
TOTAL MONEY MARKET DEPOSIT ACCOUNT (COST $1,161,215)		1,161,215
TOTAL SHORT-TERM INVESTMENT (COST $1,161,215)		1,161,215
TOTAL INVESTMENTS (COST $422,228,650) — 100.9%		612,136,826
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(5,634,680)
TOTAL NET ASSETS — 100.0%		$606,502,146

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. At November 30, 2023, the market value of securities on loan was $5,775,252.
(c)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.  As of November 30, 2023, these securities amounted to $21,241 or 0.0% of net assets.

(d)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

MOTLEY FOOL 100 INDEX ETF

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$605,049,096	$605,049,096	$–	$–
Rights	21,241	–	–	21,241
Total Equity Securities	$605,070,337	$605,049,096	$–	$21,241
Investments Purchased with Proceeds from Securities Lending Collateral
Investments Purchased with Proceeds from Securities Lending Collateral(a)	5,905,274	–	–	–
Total Investments Purchased with Proceeds from Securities Lending Collateral	$5,905,274	$–	$–	$–

Short-Term Investments
Money Market Deposit Accounts	$1,161,215	$1,161,215	$–	$–
Total Short-Term Investments	$1,161,215	$1,161,215	$–	$–
Total Assets*	$612,136,826	$606,210,311	$–	$21,241

* Please refer to Portfolio of Investments for further details.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.